Employee benefits liabilities	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee benefits liabilities

20.	Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2024			2023
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Pension benefits	€34	€2,362	€2,396	€45	€1,913	€1,958
Health care and life insurance plans	126	1,574	1,700	120	1,577	1,697
Other post-employment benefits	49	731	780	58	735	793
Other provisions for employees	374	774	1,148	339	686	1,025
Total Employee benefits liabilities	€583	€5,441	€6,024	€562	€4,911	€5,473
The Company recognized total expense related to continuing operations of €1,995 million for defined contribution plans for the year ended December 31, 2024 (€2,114 million in 2023 and €2,018 million in 2022).
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2024	2023
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€23,750	€23,468
Health care and life insurance plans	1,700	1,697
Other post-employment benefits	753	767
Total present value of defined benefit obligations (a)	26,203	25,932

Fair value of plan assets (b)	22,502	22,642
Asset ceiling (c)	212	248
Total net defined benefit plans (a - b + c)	3,913	3,538
of which:
Net defined benefit liability (d)	4,876	4,448
Defined benefit plan asset (Note 16)	(963)	(910)

Other provisions for employees (e)	1,148	1,025
Total Employee benefits liabilities (d + e)	€6,024	€5,473
Pension benefits
The Company’s funding policy for defined benefit pension plans, to directly make benefit payments where appropriate, is to contribute the minimum amounts required by applicable laws and regulations or to directly pay benefit payments where appropriate. In the U.S., these excess amounts are tracked and the resulting credit balance can be used to satisfy minimum funding requirements in future years. At December 31, 2024, the combined credit balances for the U.S. and
Canada qualified pension plans were approximately €2.0 billion, with the usage of the credit balances to satisfy minimum funding requirements subject to the plans maintaining certain funding levels. During the year ended December 31, 2024, the
Company made pension contributions in the U.S. and Canada totaling €40 million. Contributions to the pension plans of the
Company for 2025 are expected to be €81 million, including both contributions to pension funds and direct benefit payments to employees. Of this amount, €31 million relates to the U.S. and Canada, with €25 million being mandatory contributions and €6 million discretionary contributions, €10 million relates to the UK, and €15 million relates to Germany.
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2025	€1,894
2026	€1,896
2027	€1,900
2028	€1,853
2029	€1,840
2030-2034	€8,807
The following table summarizes changes in pension plans:

	2024					2023
	U.S. and Canada	UK	France and Germany	Other	Total	U.S. and Canada	UK	France and Germany	Other	Total
	(€ million)
Projected benefit obligation
At beginning of period: Present value	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)
Effect of changes in scope of consolidation and other	114	1	—	1	116	(1)	1	(1)	—	(1)
Service cost	(98)	—	(36)	(9)	(143)	(99)	—	(32)	(9)	(140)
Interest cost	(973)	(77)	(110)	(17)	(1,177)	(980)	(69)	(94)	(17)	(1,160)
Benefit payments for the year	1,558	88	127	19	1,792	1,537	83	117	39	1,776
Participant contributions	(1)	—	—	—	(1)	(1)	—	—	—	(1)
Actuarial gains and (losses)	339	(10)	(176)	(27)	126	(165)	108	(128)	(4)	(189)
Demographic assumptions and experience	(10)	(4)	26	2	14	10	(19)	(17)	(13)	(39)
Financial assumptions	349	(6)	(202)	(29)	112	(175)	127	(111)	9	(150)
Effect of changes in exchange rates	(924)	(70)	—	18	(976)	610	(32)	—	(13)	565
Past service cost	(16)	(2)	—	(1)	(19)	(396)	(2)	—	—	(398)
Effect of curtailments and settlements/Other	—	—	—	—	—	(268)	—	—	—	(268)
At period-end: Present value	€(18,965)	€(1,526)	€(3,004)	€(255)	€(23,750)	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)
Plan Assets
At beginning of period: Fair value	€18,262	€1,800	€2,408	€172	€22,642	€17,959	€1,989	€2,547	€181	€22,676
Effect of changes in scope of consolidation and other	(121)	—	—	(1)	(122)	—	—	—	—	—
Expected return on assets	932	96	95	7	1,130	920	90	90	8	1,108
Participant contributions	1	—	—	—	1	1	—	—	—	1
Administrative Expenses	(58)	(4)	—	(1)	(63)	(84)	(3)	—	—	(87)
Actuarial gains and (losses)	(558)	(13)	293	9	(269)	560	(255)	(124)	(7)	174
Effect of changes in exchange rates	820	87	—	—	907	(554)	41	—	1	(512)
Employer contributions	27	12	5	(1)	43	993	21	6	—	1,020
Benefit payments for the year	(1,547)	(88)	(121)	(11)	(1,767)	(1,533)	(83)	(111)	(11)	(1,738)
At period-end: Fair value	€17,758	€1,890	€2,680	€174	€22,502	€18,262	€1,800	€2,408	€172	€22,642

	2024					2023
	U.S. and Canada	UK	France and Germany	Other	Total	U.S. and Canada	UK	France and Germany	Other	Total
	(€ million)
Present value of projected benefit obligation	€(18,965)	€(1,526)	€(3,004)	€(255)	€(23,750)	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)
Fair value of plan assets	17,758	1,890	2,680	174	22,502	18,262	1,800	2,408	172	22,642
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(1,207)	364	(324)	(81)	(1,248)	(702)	344	(401)	(67)	(826)
Minimum funding requirement liability (IFRIC 14)	(212)	—	—	—	(212)	(248)	—	—	—	(248)
Net (liability) asset recognized in the balance sheet	(1,419)	364	(324)	(81)	(1,460)	(950)	344	(401)	(67)	(1,074)
Of which, liability	(1,951)	(8)	(363)	(74)	(2,396)	(1,444)	(22)	(432)	(60)	(1,958)
Of which, asset	532	372	39	(7)	936	494	366	31	(7)	884
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Current service cost	€143	€140	€228
Interest expense	1,177	1,160	828
Interest income	(1,130)	(1,108)	(765)
Other administration costs	63	87	83
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	19	666	3
Interest expense on asset ceiling	12	—	—
Total recognized in the Consolidated Income Statement	€284	€945	€377
During the year ended December 31, 2023, U.S. and Canada pension plans were amended for benefit changes made under collective bargaining agreements negotiated with the UAW and Unifor and the associated prior service costs were recognized in the Consolidated Income Statement in the amount of €396 million. In addition, voluntary separation packages offered during 2024 and 2023 resulted in pension plan curtailment charges of €16 million and €268 million, respectively, recognized within Restructuring costs.
The fair value of plan assets by class was as follows:

	At December 31,
	2024		2023
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€884	€881	€1,943	€1,742
U.S. equity securities	656	655	671	669
Non-U.S. equity securities	540	540	516	516
Equity commingled funds	1,194	734	1,118	688
Equity instruments	2,390	1,929	2,305	1,873
Government securities	3,197	1,700	2,837	1,476
Corporate bonds (including convertible and high yield bonds)	4,572	35	4,414	217
Other fixed income	4,861	1	4,178	—
Fixed income securities	12,630	1,736	11,429	1,693
Private equity funds	2,943	—	2,956	—
Diversified Commingled funds	82	—	47	—
Real estate funds	1,316	—	1,288	—
Hedge funds	2,306	—	2,308	—
Investment funds	6,647	—	6,599	—
Insurance contracts and other	(49)	(17)	366	22
Total fair value of plan assets	€22,502	€4,529	€22,642	€5,330
Non-U.S. equity securities were invested broadly in developed international and emerging markets. Fixed income securities were debt instruments primarily comprised of long-term U.S. Treasury and global government bonds, as well as
U.S., developed international and emerging market companies’ debt securities diversified by sector, geography and through a wide range of market capitalizations. Private equity funds included those in limited partnerships that invest primarily in the equity of companies that are not publicly traded on a stock exchange. Private debt funds included those in limited partnerships that invest primarily in the debt of companies and real estate developers. Commingled funds included common collective trust funds, mutual funds and other investment entities. Real estate fund investments included those in limited partnerships that invest in various commercial and residential real estate projects around the world. Hedge fund investments included those seeking to maximize absolute return using a broad range of strategies to enhance returns and provide additional diversification.
The investment strategies and objectives for pension assets primarily in the U.S., Canada, France, Germany and UK reflected a balance of liability-hedging and return-seeking investment considerations. The investment objectives were to minimize the volatility of the value of pension assets relative to pension liabilities and to ensure that assets were sufficient to pay plan obligations. The objective of minimizing the volatility of assets relative to liabilities was addressed primarily through asset diversification, partial asset-liability matching and hedging. Assets were broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to the liabilities. Additionally, in order to minimize pension asset volatility relative to the pension liabilities, a portion of the pension plan assets were allocated to fixed income securities. The Company policy for these plans ensured actual allocations were in line with target allocations as appropriate.
Assets were actively monitored and managed primarily by external investment managers. Investment managers were not permitted to invest outside of the asset class or strategy for which they had been appointed. The Company used investment guidelines to ensure investment managers invested solely within the mandated investment strategy. Certain investment managers used derivative financial instruments to mitigate the risk of changes in interest rates and foreign currencies impacting the fair values of certain investments. Derivative financial instruments could also be used in place of physical securities when it was more cost-effective and/or efficient to do so. Plan assets did not include the Company shares or properties occupied by Stellantis companies, with the possible exception of commingled investment vehicles where the
Company did not control the investment guidelines.
Sources of potential risk in pension plan assets were related to market risk, interest rate risk and operating risk.
Market risk was mitigated by diversification strategies and as a result, there were no significant concentrations of risk in terms of sector, industry, geography, market capitalization, manager or counterparty. Interest rate risk was mitigated by partial asset-liability matching. The fixed income target asset allocation partially matched the bond-like and long-dated nature of the pension liabilities. Interest rate increases generally will result in a decline in the fair value of the investments in fixed income securities and the present value of the obligations. Conversely, interest rate decreases will generally increase the fair value of the investments in fixed income securities and the present value of the obligations. Operating risks were mitigated through ongoing oversight of external investment managers’ style adherence, team strength and firm health.
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2024					2023
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	5.70%	4.61%	5.23%	3.39%	3.42%	5.43%	4.64%	5.29%	4.46%	3.99%
Future salary increase rate	—%	3.50%	2.65%	2.85%	2.70%	—%	3.50%	2.70%	2.77%	2.80%
The average duration of U.S., Canada, UK, France and Germany liabilities was approximately 9, 10, 12, 7 and 15, respectively. Refer to Note 2, Basis of preparation,for additional information on the Company’s sensitivity analysis.
The average longevity at retirement age for current pensioners (male/female) were as follows:

	2024
	U.S.	Canada	UK	France	Germany
Life Expectancy at Age 65
Male retiring in 25 years (Aged 40)	20.68	21.88	23.13	N/A	24.26
Female retiring in 25 years (Aged 40)	22.15	24.11	25.63	N/A	27.00
Male retiring today (Aged 65)	19.19	20.63	21.40	11.26	20.90
Female retiring today (Aged 65)	20.79	22.94	23.82	10.76	24.27
Health care and life insurance plans
Liabilities arising from these unfunded plans comprised obligations for retiree health care and life insurance granted to employees and to retirees only in the U.S. and Canada. Upon retirement from the Company, these employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically. The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2025	€126
2026	€126
2027	€126
2028	€125
2029	€125
2030-2034	€614
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2024	2023
	(€ million)
Present value of obligations at January 1	€1,697	€1,722
Included in the Consolidated Income Statement	105	143
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(2)	(25)
- Financial assumptions	(51)	40
Effect of movements in exchange rates	81	(53)
Other:
Benefits paid	(130)	(130)
December 31	€1,700	€1,697
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Current service cost	€10	€11	€21
Interest expense	90	89	70
Past service costs/(credits) and losses/(gains) arising from settlements	5	43	1
Total recognized in the Consolidated Income Statement	€105	€143	€92
During the year ended December 31, 2023, the U.S. plans were amended for benefit changes made under collective bargaining agreements negotiated with the UAW and the associated prior service costs were recognized in the Consolidated
Income Statement in the amount of €32 million. In addition, voluntary separation packages offered during 2024 and 2023 resulted in OPEB plan curtailment charges of €5 million and €11 million, respectively, recognized within Restructuring costs.
Health care and life insurance plans were accounted for on an actuarial basis, which required the selection of various assumptions. In particular, it required the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events such as health care cost increases and demographic experience.
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2024		2023
	U.S.	Canada	U.S.	Canada
Discount rate	5.76%	4.72%	5.51%	4.64%
Salary growth	2.50%	2.00%	2.50%	2.00%
Weighted average ultimate healthcare cost trend rate	3.95%	4.00%	3.95%	4.00%
The average duration of the U.S. and Canadian liabilities was approximately 10 and 14 years, respectively. Refer to
Note 2, Basis of preparation, for additional information on the Company’s sensitivity analysis.
The annual rate of increase in the per capita cost of covered U.S. health care benefits assumed for the next year and used in the 2024 plan valuation was 6.9 percent. The annual rate was assumed to decrease gradually to 3.9 percent through
2049 and remain at that level thereafter. The annual rate of increase in the per capita cost of covered Canadian health care benefits assumed for next year and used in the 2024 plan valuation was 4.6 percent. The annual rate was assumed to decrease gradually to 4.0 percent through 2040 and remain at that level thereafter.
Other post-employment benefits
Other post-employment benefits comprised other employee benefits granted to Company employees primarily in
Europe.
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2024	2023
	(€ million)
Present value of obligations at January 1	€767	€805
Included in the Consolidated Income Statement	(14)	60
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(21)	(27)
- Financial assumptions	123	(29)
Effect of movements in exchange rates	(4)	(4)
Other:
Benefits paid	(66)	(47)
Other changes	(32)	9
Present value of obligations at December 31	€753	€767
As at December 31, 2024, the above Other post-employment benefit liability is net of plan assets of €311 million.
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Current service cost	€28	€31	€38
Interest expense	34	34	12
Past service costs/(credits) and losses/(gains) arising from settlements	(76)	(5)	(84)
Total recognized in the Consolidated Income Statement	€(14)	€60	€(34)
Past service credits are primarily due to the impact on French plans of voluntary departures.
Other provisions for employees
Other provisions for employees primarily included long-term disability benefits, supplemental unemployment benefits, variable and other deferred compensation, as well as bonuses granted for tenure at the Company.